Related party transactions (Details Narrative) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024
IfrsStatementLineItems [Line Items]
Shares granted	$ 0.1	$ 0.0	$ 0.3	$ 0.2
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	0.1	$ 0.2	0.4	$ 0.5
RSUs [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	$ 0.1		$ 0.9